ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.4%

Apparel – 7.2%
Capri Holdings Ltd.*	15,256	$738,543
Crocs, Inc.*	5,130	736,052
Oxford Industries, Inc.	8,548	770,773
PVH Corp.*	7,258	746,050
Skechers U.S.A., Inc., Class A*	18,056	760,519
Under Armour, Inc., Class C*	42,927	752,081
Urban Outfitters, Inc.*	25,129	746,080
Total Apparel		5,250,098

Biotechnology – 2.0%
Moderna, Inc.*	1,864	717,379
Prothena Corp. PLC (Ireland)*	10,646	758,315
Total Biotechnology		1,475,694

Building Materials – 1.1%
Hayward Holdings, Inc.*	35,419	787,719

Commercial Services – 5.3%
Aaron's Co., Inc. (The)	29,138	802,461
Coursera, Inc.*	23,310	737,761
Cross Country Healthcare, Inc.*	37,489	796,266
Monro, Inc.	13,311	765,516
Paylocity Holding Corp.*	2,694	755,398
Total Commercial Services		3,857,402

Computers – 5.2%
Apple, Inc.	5,458	772,307
Fortinet, Inc.*	2,571	750,835
Grid Dynamics Holdings, Inc.*	25,320	739,850
Pure Storage, Inc., Class A*	29,579	744,208
Zscaler, Inc.*	2,864	750,998
Total Computers		3,758,198

Distribution/Wholesale – 1.1%
LKQ Corp.*	15,329	771,355

Electrical Components & Equipment – 1.1%
Emerson Electric Co.	8,326	784,309

Electronics – 4.2%
Camtek Ltd. (Israel)*	18,138	734,771
Fortive Corp.	10,946	772,459
nVent Electric PLC	24,522	792,796
Sensata Technologies Holding PLC*	14,061	769,418
Total Electronics		3,069,444

Entertainment – 2.2%
Scientific Games Corp.*	9,866	819,569
Six Flags Entertainment Corp.*	18,113	769,802
Total Entertainment		1,589,371

Home Furnishings – 1.0%
Tempur Sealy International, Inc.	16,242	753,791

Internet – 9.5%
Alphabet, Inc., Class C*	281	748,952
Cargurus, Inc.*	24,440	767,660
Criteo SA (France)*(a)	22,671	830,892
Facebook, Inc., Class A*	2,272	771,094
Mimecast Ltd.*	12,040	765,744
Palo Alto Networks, Inc.*	1,635	783,165
Snap, Inc., Class A*	9,648	712,698
Twitter, Inc.*	11,929	720,392
Zillow Group, Inc., Class C*	8,869	781,714
Total Internet		6,882,311

Leisure Time – 1.1%
Vista Outdoor, Inc.*	19,271	776,814

Oil & Gas – 1.1%
Devon Energy Corp.	23,133	821,453

Retail – 25.1%
Academy Sports & Outdoors, Inc.*	19,043	762,101
Advance Auto Parts, Inc.	3,718	776,653
Best Buy Co., Inc.	7,256	767,032
Bloomin' Brands, Inc.*	30,606	765,150
Boot Barn Holdings, Inc.*	8,346	741,709
Cheesecake Factory, Inc. (The)*	16,200	761,400
Chipotle Mexican Grill, Inc.*	414	752,453
Conn’s, Inc.*	32,931	751,815
Costco Wholesale Corp.	1,714	770,186
Dave & Buster’s Entertainment, Inc.*	19,285	739,194
Denny's Corp.*	48,599	794,107
Dick's Sporting Goods, Inc.	6,104	731,076
Gap, Inc. (The)	31,937	724,970
Jack in the Box, Inc.	7,843	763,359
Lululemon Athletica, Inc.*	1,854	750,314
Macy’s, Inc.	32,235	728,511
MarineMax, Inc.*(b)	16,015	777,048
Papa John's International, Inc.	6,182	785,052
RH*	1,168	778,951
Target Corp.	3,321	759,745
Ulta Beauty, Inc.*	2,098	757,210
Walmart, Inc.	5,601	780,667
Williams-Sonoma, Inc.	4,193	743,545
Wingstop, Inc.	4,418	724,243
Total Retail		18,186,491

Semiconductors – 18.8%
Advanced Micro Devices, Inc.*	7,579	779,879
Alpha & Omega Semiconductor Ltd.*	24,152	757,648
Ambarella, Inc.*	4,923	766,708
Applied Materials, Inc.	5,650	727,325
Axcelis Technologies, Inc.*	16,315	767,294
Brooks Automation, Inc.	7,374	754,729
Cirrus Logic, Inc.*	9,367	771,372
Lattice Semiconductor Corp.*	11,775	761,254
MaxLinear, Inc.*	15,274	752,245
Monolithic Power Systems, Inc.	1,548	750,285
NVIDIA Corp.	3,632	752,405
ON Semiconductor Corp.*	16,269	744,632
Onto Innovation, Inc.*	10,503	758,842
QUALCOMM, Inc.	5,990	772,590
Semtech Corp.*	9,846	767,693
Silicon Motion Technology Corp. (Taiwan)(a)	10,682	736,844
Skyworks Solutions, Inc.	4,645	765,403
Veeco Instruments, Inc.*	35,830	795,784
Total Semiconductors		13,682,932

Software – 9.3%
Bandwidth, Inc., Class A*	8,124	733,435
Envestnet, Inc.*	10,278	824,707
Nutanix, Inc., Class A*	19,179	723,048
Qualtrics International, Inc., Class A*	17,134	732,307
RingCentral, Inc., Class A*	3,610	785,175
salesforce.com, Inc.*	2,807	761,314
Snowflake, Inc., Class A*(b)	2,534	766,358
Sprout Social, Inc., Class A*	5,564	678,530
Workday, Inc., Class A*	2,987	746,421
Total Software		6,751,295

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Textiles – 1.1%
Mohawk Industries, Inc.*	4,349	$771,513

Total Common Stocks
(Cost $70,989,639)		69,970,190

MONEY MARKET FUND – 0.2%
Fidelity Investments Money Market Government Portfolio – Class I, 0.01%(c) (Cost $138,327)	138,327	138,327

	Notional Amount	Contracts
PURCHASED PUT OPTIONS – 3.1%
iShares Russell 2000 ETF, expiring 01/21/22, Strike Price $205.00	$19,598,000	956	708,874
iShares Russell 2000 ETF, expiring 01/21/22, Strike Price $208.00	23,608,000	1,135	937,510
SPDR S&P 500 ETF Trust, expiring 12/17/21, Strike Price $410.00	12,628,000	308	301,070
SPDR S&P 500 ETF Trust, expiring 12/17/21, Strike Price $415.00	11,620,000	280	306,460

Total Purchased Put Options
(Cost $1,840,759)			2,253,914

Total Investments – 99.7%
(Cost $72,968,725)			72,362,431
Other Assets in Excess of Liabilities – 0.3%			196,656
Net Assets – 100.0%			$72,559,087

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $930,361; the aggregate market value of the collateral held by the fund is $935,854. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $935,854.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$69,970,190	$–	$–	$69,970,190
Money Market Fund	138,327	–	–	138,327
Purchased Put Options	2,253,914	–	–	2,253,914
Total	$72,362,431	$–	$–	$72,362,431

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	7.2%
Biotechnology	2.0
Building Materials	1.1
Commercial Services	5.3
Computers	5.2
Distribution/Wholesale	1.1
Electrical Components & Equipment	1.1
Electronics	4.2
Entertainment	2.2
Home Furnishings	1.0
Internet	9.5
Leisure Time	1.1
Oil & Gas	1.1
Purchased Put Option	3.1
Retail	25.1
Semiconductors	18.8
Software	9.3
Textiles	1.1
Money Market Fund	0.2
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%